920 MASSACHUSETTS AVENUE, NW SUITE 900 WASHINGTON, DC 20001 PHONE: 202.508.3400 FAX: 202.508.3402
www.bakerdonelson.com

November 15, 2013

Terrence O. Davis, Shareholder
Direct Dial: 202.654.4514
Direct Fax: 202.508.3402
E-Mail Address: todavis@bakerdonelson.com

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Post Effective Amendment No. 159 to the Registration Statement on Form N-1A for the QCI Balanced Fund, a series of the Starboard Investment Trust (File Nos. 333- 159484 and 811-22298).

Ladies and Gentlemen,

On behalf of our client, Starboard Investment Trust (the "Trust"), pursuant to (i) the Securities Act of 1933 and Rule 485(a) thereunder, (ii) the Investment Company Act of 1940, and (iii) Regulation S-T, please find Post-Effective Amendment No. 159 to the Registration Statement of the Trust.

This amendment is being filed for the purpose of adding a new series of the Trust, the QCI Balanced Fund, to the Registration Statement.  This amendment contains the Fund’s prospectus and statement of additional information, Part C, and the signature page.

If you have any questions concerning the foregoing, please contact the undersigned at 202.654.4614.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Kimberly Browning Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549